OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid expenses	$ 292	$ 254
Government authorities	68	35
Employees	21	18
Others	779	1,474
Other accounts receivable and prepaid expenses	$ 1,160	$ 1,781